Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Sales and other operating revenues		$ 194,629	$ 213,032	$ 248,891
Profit (loss) before interest and taxation		11,297	27,348	18,039
Finance costs		4,683	3,840	2,703
Profit (loss) before taxation		6,782	23,749	15,405
Taxation		5,553	7,869	16,762
Non-controlling interests		848	641	1,130
Profit for the year		381	15,239	(2,487)
Other comprehensive income	[1]	(461)	(511)	8,208
Total comprehensive income	[1]	768	15,369	6,851
Non-current assets		179,394	176,148
Current assets		102,834	104,146
Total assets		282,228	280,294
Current liabilities		82,241	86,078
Non-current liabilities		121,669	108,723
Total liabilities		203,910	194,801
Net assets		78,318	85,493
Non-controlling interests		19,072	15,210
bp shareholders’ equity		59,246	70,283
Group investment in associates		7,741	7,814
Total for all associates
Disclosure of associates [line items]
Sales and other operating revenues		12,859	11,396	14,841
Profit (loss) before interest and taxation		2,389	2,279	3,053
Finance costs		41	41	73
Profit (loss) before taxation		2,348	2,238	2,980
Taxation		1,264	1,407	1,498
Non-controlling interests		0	0	80
Profit for the year		1,084	831	1,402
Other comprehensive income		(9)	(237)	352
Total comprehensive income		1,075	594	$ 1,754
Non-current assets		11,395	11,483
Current assets		4,230	3,776
Total assets		15,625	15,259
Current liabilities		3,009	3,003
Non-current liabilities		4,886	4,473
Total liabilities		7,895	7,476
Net assets		7,730	7,783
Non-controlling interests		0	0
bp shareholders’ equity		7,730	7,783
Loans made by group companies to associates		11	31
Group investment in associates		$ 7,741	$ 7,814

[1]	See Note 32 for further information.